Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We generally grant annual equity-based awards during the first quarter of our fiscal year, although such timing may change from year to year. The Compensation Committee may, in its sole discretion, also consider and approve interim or mid-year grants (or grants made on another basis) from time to time based on business needs, changing compensation practices, or other factors. The Compensation Committee does not grant equity in anticipation of the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee does not grant equity in anticipation of the release of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We generally grant annual equity-based awards during the first quarter of our fiscal year, although such timing may change from year to year. The Compensation Committee may, in its sole discretion, also consider and approve interim or mid-year grants (or grants made on another basis) from time to time based on business needs, changing compensation practices, or other factors.
MNPI Disclosure Timed for Compensation Value	false